Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1],[2]	$ 53,966	$ 51,013
Measured at FVOCI	[1],[2]	5,905	3,811
Interest income calculated using effective interest method	[1]	59,871	54,824
Other	[1],[3]	1,788	2,000
Interest income	[1],[4]	61,659	56,824
Measured at amortized cost	[1],[2]	42,177	38,348
Interest expense calculated using effective interest method	[1]	42,177	38,348
Other	[1],[5]	230	214
Interest expenses	[1]	$ 42,407	$ 38,562

[1]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[3]	Includes dividend income on equity securities.
[4]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $59,871 for the year ended October 31, 2024 (October 31, 2023 – $54,824).
[5]	Includes interest on lease liabilities of $119 (2023 – $114) and insurance finance expense of $30 (2023 – $25).